Short-term Loan and Current Portion of Long-term Debt	12 Months Ended
Dec. 31, 2022
Debt Disclosure [Abstract]
Short-term Loan and Current Portion of Long-term Debt
12.	Short-term loan and current portion of long-term debt

	Balance at December 31, 2021,			Balance at December 31, 2022
	Interest Rate Range	Maturity Date	Amount	Interest Rate Range	Maturity Date	Amount
			RMB in thousands			RMB in thousands
Unsecured bank loans	3.60%~3.70%	Within 12 months	943,658	3.10%~3.70%	Within 12 months	1,242,882
Unsecured borrowing	3.95%	Within 12 months	288,448	3.79%	Within 12 months	240,871
2027 Notes (Note 14)	N/A	N/A	—	1.25%	Within 12 months	5,137,633

Total			1,232,106			6,621,386